Investments in joint ventures and associates - Disclosure of detailed information about joint ventures and associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of financial position
Non-current assets	£ 100,796	£ 92,410	£ 87,946
Cash and cash equivalents	375	1,178	559	£ 163
Non-current liabilities	(59,154)	(58,295)
Current liabilities	(9,797)	(10,621)
Net assets	39,330	37,826
Income statement
Revenue	17,687	18,378	19,850
Operating profit	5,431	4,934	4,475
Profit before tax	4,182	3,650	3,048
Tax	(939)	(821)	(831)
Profit after tax from continuing operations	3,243	2,829	£ 2,217
BritNed Development Limited
Statement of financial position
Non-current assets	338	352
Cash and cash equivalents	65	76
All other current assets	59	48
Non-current liabilities	(38)	(51)
Non-current financial liabilities	(33)	(32)
Current liabilities	(44)	(39)
Net assets	347	354
Investment in joint venture	174	177
Income statement
Revenue	151	108
Depreciation and amortisation	(16)	(16)
Other costs	(20)	(23)
Operating profit	115	69
Net interest (expense)/income	(2)	(1)
Profit before tax	113	68
Tax	(26)	(18)
Profit after tax from continuing operations	87	50
Group’s share of post-tax results for the year	44	25
Nemo Link Limited
Statement of financial position
Non-current assets	448	447
Cash and cash equivalents	128	118
All other current assets	11	8
Non-current liabilities	(25)	(3)
Non-current financial liabilities	(11)	(32)
Current liabilities	(103)	(109)
Net assets	448	429
Investment in joint venture	224	215
Income statement
Revenue	108	102
Depreciation and amortisation	(24)	(23)
Other costs	(16)	(16)
Operating profit	68	63
Net interest (expense)/income	1	1
Profit before tax	69	64
Tax	(17)	(16)
Profit after tax from continuing operations	52	48
Group’s share of post-tax results for the year	£ 26	£ 24